Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE NEW INCOME FUND, INC.
Entity Central Index Key	0000080249
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005529
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Investor Class
Trading Symbol	PRCIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$23	0.44%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%
AssetsNet	$ 16,731,424,000
Holdings Count | Holding	1,711
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Largest Holdings [Text Block]
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005530
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Advisor Class
Trading Symbol	PANIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$47	0.92%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%
AssetsNet	$ 16,731,424,000
Holdings Count | Holding	1,711
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Largest Holdings [Text Block]
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005531
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	R Class
Trading Symbol	RRNIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$55	1.08%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.08%
AssetsNet	$ 16,731,424,000
Holdings Count | Holding	1,711
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Largest Holdings [Text Block]
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159679
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	I Class
Trading Symbol	PRXEX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 16,731,424,000
Holdings Count | Holding	1,711
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Largest Holdings [Text Block]
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219349
Shareholder Report [Line Items]
Fund Name	New Income Fund
Class Name	Z Class
Trading Symbol	TRVZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 16,731,424,000
Holdings Count | Holding	1,711
InvestmentCompanyPortfolioTurnover	55.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$16,731,424
Number of Portfolio Holdings	1,711

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	30.3%
Corporate Bonds	25.8
U.S. Government & Agency Mortgage-Backed Securities	24.3
Asset-Backed Securities	7.8
Non-U.S. Government Mortgage-Backed Securities	3.7
Bank Loans	3.6
Foreign Government Obligations & Municipalities	3.0
Securities Lending Collateral	0.6
Short-Term and Other	0.9

Largest Holdings [Text Block]
U.S. Treasury Notes	15.8%
U.S. Treasury Bonds	14.5
Federal National Mortgage Assn.	10.8
Federal Home Loan Mortgage	5.6
Government National Mortgage Assn.	4.9
UMBS	3.0
Bank of America	0.8
Government of Hungary	0.7
JPMorgan Chase	0.7
NRG Energy	0.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless